Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
VP International Equity Portfolio (Prospectus Summary) | VP International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP International Equity Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

 Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.